Cover	Apr. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Central Index Key	0001841666
Document Period End Date	Apr. 14, 2026
Registrant Name	APA CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40144
Entity Tax Identification Number	86-1430562
Entity Address, Address Line One	2000 W Sam Houston Pkwy S, Suite 200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042-3643
City Area Code	713
Local Phone Number	296-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.625 par value
Trading Symbol	APA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Document Information [Line Items]
Document Period End Date	Apr. 14, 2026